                  METLIFE INVESTORS INSURANCE COMPANY METLIFE
                     INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Investors Insurance Company and/or General American Life Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under the "Allocation of Purchase Payments" heading replace the information about purchase payment allocation restrictions for the Guaranteed Minimum Accumulation Benefit rider with the following:

     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your purchase payments and account value solely to one investment portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit").

2. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB II," add the following to the "Terminating the GMIB II Rider" subsection:

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

          o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

                                                                  SUPP-MOCAMS414

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:

     If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

          (a)  the AllianceBernstein Global Dynamic Allocation Portfolio

          (b)  the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

          (c)  the American Funds(R) Balanced Allocation Portfolio

          (d)  the American Funds(R) Growth Allocation Portfolio

          (e)  the American Funds(R) Moderate Allocation Portfolio

          (f)  the AQR Global Risk Balanced Portfolio

          (g)  the Barclays Aggregate Bond Index Portfolio

          (h)  the BlackRock Global Tactical Strategies Portfolio

          (i)  the BlackRock Money Market Portfolio

          (j)  the Invesco Balanced-Risk Allocation Portfolio

          (k)  the JPMorgan Global Active Allocation Portfolio

          (l)  the MetLife Asset Allocation 20 Portfolio

          (m)  the MetLife Asset Allocation 40 Portfolio

          (n)  the MetLife Asset Allocation 60 Portfolio

          (o)  the MetLife Asset Allocation 80 Portfolio

          (p)  the MetLife Balanced Plus Portfolio

          (q)  the MetLife Multi-Index Targeted Risk Portfolio

          (r)  the PanAgora Global Diversified Risk Portfolio

          (s)  the Pyramis(R) Government Income Portfolio

          (t)  the Pyramis(R) Managed Risk Portfolio

          (u)  the Schroders Global Multi-Asset Portfolio

          (v)  the SSgA Growth and Income ETF Portfolio

          (w)  the SSgA Growth ETF Portfolio

     You may also elect to participate in the Enhanced Dollar Cost Averaging
     (EDCA) program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)

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3. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

          (a)  the AllianceBernstein Global Dynamic Allocation Portfolio

          (b)  the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

          (c)  the American Funds(R) Balanced Allocation Portfolio

          (d)  the American Funds(R) Growth Allocation Portfolio

          (e)  the American Funds(R) Moderate Allocation Portfolio

          (f)  the AQR Global Risk Balanced Portfolio

          (g)  the Barclays Aggregate Bond Index Portfolio

          (h)  the BlackRock Global Tactical Strategies Portfolio

          (i)  the BlackRock Money Market Portfolio

          (j)  the Invesco Balanced-Risk Allocation Portfolio

          (k)  the JPMorgan Global Active Allocation Portfolio

          (l)  the MetLife Asset Allocation 20 Portfolio

          (m)  the MetLife Asset Allocation 40 Portfolio

          (n)  the MetLife Asset Allocation 60 Portfolio

          (o)  the MetLife Asset Allocation 80 Portfolio

          (p)  the MetLife Balanced Plus Portfolio

          (q)  the MetLife Multi-Index Targeted Risk Portfolio

          (r)  the PanAgora Global Diversified Risk Portfolio

          (s)  the Pyramis(R) Government Income Portfolio

          (t)  the Pyramis(R) Managed Risk Portfolio

          (u)  the Schroders Global Multi-Asset Portfolio

          (v)  the SSgA Growth and Income ETF Portfolio

          (w)  the SSgA Growth ETF Portfolio

You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. (The EDCA program is not available with Class C contracts.)

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In the "LIVING BENEFITS" section, under "Guaranteed Minimum Accumulation
Benefit," replace the entire first subsection, preceding the subheading "Benefit Description," with the following:

     The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.

     If you elected the GMAB rider, we required you to allocate your purchase payments and all of your account value to one of three investment portfolios (see the "Original Investment Portfolios" in the table below). No transfers are permitted while this rider is in effect. The investment portfolio that you chose at the time you elected the GMAB determines the percentage of purchase payments that equals the guaranteed amount. The original investment portfolios available at the time you chose the GMAB rider, the percentage of purchase payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

Original                  Guaranteed Amount        Years to Rider
Investment Portfolio    (% of Purchase Payments)   Maturity Date
---------------------   ------------------------   --------------
MetLife Defensive              130%                10 years
Strategy Portfolio(1)

MetLife Moderate               120%                10 years
Strategy Portfolio(2)

MetLife Balanced               110%                10 years
Strategy Portfolio(3)

(1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.

(2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.

(3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.

     The investment portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.

     After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire account value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds(R) Moderate Allocation Portfolio of Met

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
     Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.

     For more information about the investment portfolios, please see the prospectuses for the investment portfolios and the Investment Portfolio Expenses Table and Appendix B attached to this prospectus supplement.

     This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.

4. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following to the "MetLife Investors" subsection:

     In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

In the "Distributor" subsection, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

5. APPENDIX A - DISCONTINUED INVESTMENT PORTFOLIOS

Add the following to the end of Appendix A:

     DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of April 28, 2014:

     o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B);

     o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);

     o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);

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
     o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and

     o    Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class
          B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

6. APPENDIX D - DESCRIPTION OF GMIB I

Add the following to the end of Appendix D (Appendix C in the Class C prospectus):

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB I rider continues as described above; and

          o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;

     we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.

9. APPENDIX B - PARTICIPATING INVESTMENT PORTFOLIOS

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496

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INVESTMENT PORTFOLIO  EXPENSES

(as a percentage  of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                     ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                                                                       FUND      ANNUAL     EXPENSE      ANNUAL
                                                MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                   FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                               ----------- -------------- --------- --------- ---------- ------------ ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic                0.61%       0.25%          0.03%     0.01%     0.90%      0.02%        0.88%
  Allocation
 Allianz Global Investors Dynamic                0.68%       0.25%          0.93%     0.00%     1.86%      0.66%        1.20%
  Multi-Asset Plus Portfolio
 American Funds(R) Growth Portfolio              0.00%       0.55%          0.02%     0.35%     0.92%         -         0.92%
 AQR Global Risk Balanced Portfolio              0.61%       0.25%          0.04%     0.03%     0.93%      0.02%        0.91%
 BlackRock Global Tactical Strategies            0.66%       0.25%          0.01%     0.14%     1.06%      0.03%        1.03%
  Portfolio
 BlackRock High Yield Portfolio                  0.60%       0.25%          0.09%     0.08%     1.02%         -         1.02%
 Clarion Global Real Estate Portfolio            0.60%       0.25%          0.05%     0.00%     0.90%         -         0.90%
 ClearBridge Aggressive Growth Portfolio         0.59%       0.25%          0.02%     0.00%     0.86%      0.00%        0.86%
 Goldman Sachs Mid Cap Value Portfolio           0.71%       0.25%          0.03%     0.00%     0.99%         -         0.99%
 Harris  Oakmark International Portfolio         0.77%       0.25%          0.06%     0.00%     1.08%      0.02%        1.06%
 Invesco Balanced-Risk Allocation  Portfolio     0.64%       0.25%          0.04%     0.03%     0.96%      0.03%        0.93%
 Invesco Comstock  Portfolio                     0.57%       0.25%          0.02%     0.00%     0.84%      0.02%        0.82%
 Invesco Mid Cap Value Portfolio                 0.65%       0.25%          0.05%     0.08%     1.03%      0.02%        1.01%
 Invesco Small Cap Growth Portfolio              0.85%       0.25%          0.02%     0.00%     1.12%      0.02%        1.10%
 JPMorgan Core Bond Portfolio                    0.55%       0.25%          0.02%     0.00%     0.82%      0.13%        0.69%
 JPMorgan Global Active Allocation               0.74%       0.25%          0.09%     0.00%     1.08%      0.05%        1.03%
  Portfolio
 Loomis Sayles Global Markets Portfolio          0.70%       0.25%          0.08%     0.00%     1.03%         -         1.03%
 Lord Abbett Bond Debenture Portfolio            0.51%       0.25%          0.03%     0.00%     0.79%         -         0.79%
 Met/Eaton Vance Floating Rate Portfolio         0.60%       0.25%          0.07%     0.00%     0.92%         -         0.92%
 Met/Franklin Low Duration Total Return          0.50%       0.25%          0.05%     0.00%     0.80%      0.03%        0.77%
  Portfolio
 MetLife Balanced Plus Portfolio                 0.24%       0.25%          0.01%     0.42%     0.92%      0.00%        0.92%
 MetLife Multi-Index Targeted  Risk              0.18%       0.25%          0.11%     0.22%     0.76%         -         0.76%
  Portfolio
 MFS(R) Emerging Markets  Equity Portfolio       0.87%       0.25%          0.15%     0.00%     1.27%      0.01%        1.26%
 MFS(R) Research International Portfolio         0.68%       0.25%          0.07%     0.00%     1.00%      0.06%        0.94%
 PanAgora Global Diversified Risk Portfolio      0.65%       0.25%          0.98%     0.02%     1.90%      0.58%        1.32%
 PIMCO Inflation Protected Bond Portfolio        0.47%       0.25%          0.08%     0.00%     0.80%      0.00%        0.80%
 PIMCO Total Return Portfolio                    0.48%       0.25%          0.03%     0.00%     0.76%         -         0.76%
 Pioneer Fund Portfolio                          0.65%       0.25%          0.05%     0.00%     0.95%      0.04%        0.91%
 Pioneer Strategic Income Portfolio              0.57%       0.15%          0.06%     0.00%     0.78%         -         0.78%
 Pyramis(R) Government Income Portfolio          0.42%       0.25%          0.03%     0.00%     0.70%         -         0.70%
 Pyramis(R) Managed  Risk Portfolio              0.45%       0.25%          0.45%     0.46%     1.61%      0.35%        1.26%
 Schroders Global Multi-Asset  Portfolio         0.65%       0.25%          0.10%     0.05%     1.05%         -         1.05%
 T. Rowe Price Large Cap Value Portfolio         0.57%       0.25%          0.02%     0.00%     0.84%         -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio          0.75%       0.25%          0.03%     0.00%     1.03%         -         1.03%
 Third Avenue Small Cap Value Portfolio          0.73%       0.25%          0.03%     0.00%     1.01%      0.02%        0.99%

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

                                                                                  ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                                                                    FUND      ANNUAL     EXPENSE      ANNUAL
                                             MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                             ----------  -------------  --------  --------  ---------  -----------  ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio       0.25%       0.30%          0.03%     0.00%     0.58%      0.01%        0.57%
 BlackRock Money Market Portfolio              0.33%       0.25%          0.02%     0.00%     0.60%      0.02%        0.58%
 Frontier  Mid Cap Growth Portfolio            0.72%       0.25%          0.03%     0.00%     1.00%      0.01%        0.99%
 Jennison Growth Portfolio                     0.60%       0.25%          0.02%     0.00%     0.87%      0.07%        0.80%
 Met/Artisan Mid Cap Value Portfolio           0.81%       0.25%          0.02%     0.00%     1.08%         -         1.08%
 Met/Dimensional International Small           0.81%       0.25%          0.14%     0.00%     1.20%      0.01%        1.19%
  Company Portfolio
 MetLife Mid Cap Stock Index Portfolio         0.25%       0.30%          0.05%     0.02%     0.62%      0.00%        0.62%
 MetLife Stock Index Portfolio                 0.25%       0.25%          0.02%     0.00%     0.52%      0.01%        0.51%
 MFS(R) Value Portfolio                        0.70%       0.25%          0.02%     0.00%     0.97%      0.14%        0.83%
 MSCI EAFE(R) Index Portfolio                  0.30%       0.30%          0.10%     0.01%     0.71%      0.00%        0.71%
 Neuberger  Berman Genesis Portfolio           0.80%       0.25%          0.03%     0.00%     1.08%      0.01%        1.07%
 Russell 2000(R) Index Portfolio               0.25%       0.30%          0.06%     0.11%     0.72%      0.00%        0.72%
 T. Rowe Price Large Cap Growth Portfolio      0.60%       0.25%          0.03%     0.00%     0.88%      0.01%        0.87%
 Western Asset Management U.S.                 0.47%       0.25%          0.02%     0.00%     0.74%      0.01%        0.73%
  Government Portfolio
 WMC Core Equity Opportunities                 0.70%       0.15%          0.02%     0.00%     0.87%      0.11%        0.76%
  Portfolio
MET  INVESTORS  SERIES TRUST -
  ASSET ALLOCATION PORTFOLIOS
 American Funds(R)  Moderate Allocation        0.06%       0.55%          0.01%     0.40%     1.02%         -         1.02%
  Portfolio
 American Funds(R) Balanced Allocation         0.06%       0.55%          0.00%     0.42%     1.03%         -         1.03%
  Portfolio
 American Funds(R)  Growth Allocation          0.06%       0.55%          0.01%     0.43%     1.05%         -         1.05%
  Portfolio
 MetLife Asset Allocation  100 Portfolio       0.07%       0.25%          0.01%     0.70%     1.03%         -         1.03%
 SSgA Growth and Income ETF Portfolio          0.30%       0.25%          0.01%     0.23%     0.79%         -         0.79%
 SSgA Growth ETF Portfolio                     0.32%       0.25%          0.01%     0.25%     0.83%         -         0.83%
METROPOLITAN SERIES FUND -
  ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation  20 Portfolio        0.09%       0.25%          0.02%     0.52%     0.88%      0.01%        0.87%
 MetLife Asset Allocation  40 Portfolio        0.07%       0.25%          0.01%     0.57%     0.90%         -         0.90%
 MetLife Asset Allocation  60 Portfolio        0.06%       0.25%          0.00%     0.62%     0.93%         -         0.93%
 MetLife Asset Allocation  80 Portfolio        0.06%       0.25%          0.01%     0.66%     0.98%         -         0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds(R) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
        (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     MFS(R) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis(R) Government Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS(R) Value Portfolio (Class B)
     MSCI EAFE(R) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000(R) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)
        (formerly Davis Venture Value Portfolio)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:

     American Funds(R) Moderate Allocation Portfolio (Class C) American Funds(R) Balanced Allocation Portfolio (Class C) American Funds(R) Growth Allocation Portfolio (Class C) MetLife Asset Allocation 100 Portfolio (Class B)
        (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS

The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":

     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis(R) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio

"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO

SUBADVISER: Allianz Global Investors U.S. LLC

INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.

AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JPMORGAN CORE BOND PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO

SUBADVISER: PanAgora Asset Management, Inc.

INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited

INVESTMENT OBJECTIVE: The Schroders Global Multi- Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Baillie Gifford Overseas Limited

INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.

BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance

Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Frontier Capital Management Company, LLC

INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MSCI EAFE(R) Index Portfolio seeks to track the performance of the MSCI EAFE(R) Index.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to track the performance of the Russell 2000(R) Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)

SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)

INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: The American Funds(R) Growth Allocation Portfolio seeks growth of capital.

METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.

SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE ASSET ALLOCATION 20 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.